Notes Payable - Related Parties - Schedule of Notes Payable Due to Related Parties (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Total notes payable - related party	$ 102,294	$ 127,408
Unamortized debt issuance costs	(85,371)	(34,029)	$ (4,255)
Less current portion	(157,322)	(38,307)	(92,805)
Long-term portion of notes payable-related party	329,408	299,447	127,409
Related Parties [Member]
Total notes payable - related party	537,266	358,177	220,214
Unamortized debt issuance costs	(50,536)	(20,423)
Less current portion	(157,322)	(38,307)	(92,805)
Long-term portion of notes payable-related party	329,408	299,447	127,409
Shealy Note [Member]
Total notes payable - related party	102,294	127,408	164,799
Less current portion	(250,000)	(250,000)	(250,000)
Related Notes [Member] | Due September 21, 2018 [Member]
Total notes payable - related party	150,116
Related Notes [Member] | Due December 31, 2018 [Member]
Total notes payable - related party	$ 284,856	$ 230,769